Other employee benefits (Schedule of additional information about other employee benefit plans, balance by member group) - (Details) - Other employee benefits [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Employee Benefits [Line Items]
Closing defined benefit obligation	$ 83.6	$ 81.5	$ 103.2
Active members [Member]
Other Employee Benefits [Line Items]
Closing defined benefit obligation	26.6	26.7
Inactive members [Member]
Other Employee Benefits [Line Items]
Closing defined benefit obligation	$ 57.0	$ 54.8